INCOME TAXES (Details) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Federal:
Current	$ 0	$ 0
Deferred	0	0
State
Current	(2,849)	(10,422)
Deferred	0	0
Sale of New Jersey Net Operating Losses	486,801	311,835
Net Credit for Income Taxes	$ 483,952	$ 301,413